Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Disposal of Subsidiaries
30.	DISPOSAL OF SUBSIDIARIES
The board of directors of the Group’s subsidiary, SPIL (Cayman) Holding Limited, resolved in September 2020 to dispose its 100% shareholdings in Siliconware Electronics (Fujian) Co., Limited (“SF”) to Shenzhen Hiwin System Limited with a consideration of RMB966,000 thousand. The disposal was completed in October 2020 and the control over SF was transferred
to the acquirer.

The board of directors of the Company resolved in December 2021 to dispose its 100% shareholdings in GAPT Holding Limited
(including its subsidiaries) and ASEKS (collectively, “GAPT Holding and ASEKS”). The disposal was completed in December 2021 and the control over GAPT Holding and ASEKS was transferred to the acquirer.

a.	Analysis of assets and liabilities on the date control was lost

	2020	2021
	SF	GAPT Holding and ASEKS
	NT$	NT$	US$ (Note 4)

Current Assets
Cash and cash equivalent	$200,347	$2,625,715	$94,655
Trade and other receivables	318,425	4,505,531	162,420
Inventories	239,865	2,284,880	82,368
Other current assets	111,913	1,215,992	43,835
Non-Current Assets
Property, plant and equipment	7,546,413	16,693,129	601,770
Right-of-use assets	812,861	181,855	6,556
Investment property	—	787,250	28,379
Goodwill	—	310,711	11,201
Deferred tax assets	298,217	659,972	23,792
Other non-current assets	43,482	308,500	11,122

Current Liabilities
Short-term borrowings	—	(2,443,005)	(88,068)
Trade and other payables	(1,739,330)	(5,949,592)	(214,477)
Current portion of long-term borrowings	(1,746,000)	—	—
Other current liabilities	(24,564)	(647,027)	(23,325)
Non-Current Liabilities
Long-term borrowings	(2,947,682)	—	—
Deferred tax liabilities	(796)	(200,899)	(7,242)
Lease liabilities – non-current	—	(8,150)	(294)
Other non-current liabilities	—	(156,863)	(5,655)

Net assets disposed of	$3,113,151	$20,167,999	$727,037

b.	Gain on disposal of subsidiaries

	2020	2021
	SF	GAPT Holding and ASEKS
	NT$	NT$	US$ (Note 4)

Total consideration (paid in cash)	$4,078,844	$36,939,133	$1,331,620
Net assets disposed of	(3,113,151)	(20,167,999)	(727,037)
Reclassification of accumulated exchange difference from equity to profit or loss due to the loss of control	(162,940)	569,284	20,522

Gain on dis posals	$802,753	$17,340,418	$625,105

c.	Net cash inflow on disposals of subsidiaries

	2020	2021
	SF	GAPT Holding and ASEKS
	NT$	NT$	US$ (Note 4)

Consideration received in cash and cash equivalents	$4,078,844	$36,939,133	$1,331,620
Less: Cash and cash equivalent balances disposed of	(200,347)	(2,625,715)	(94,655)
Other receivables (Note) (the outstanding receivables of consideration, net of relevant expenditure)	(161,458)	(10,533,600)	(379,726)

	$3,717,039	$23,779,818	$857,239

Note:	The outstanding receivables for the disposal of SF had been fully received in 2021.